Intangible Assets, net (Schedule Of Estimated Future Amortization) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Intangible Assets, Net [Abstract]
H2 2013	$ 81
2014	81
Intangible assets, net	162	277
Amortization of intangible assets	$ 115,000	$ 1,532,000